united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/19

Item 1. Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 99.9%
$ 113,424	Loan ID 200003	Fixed	7.250%	9/1/2035	$ 100,181
226,721	Loan ID 200004	Fixed	7.990%	10/1/2036	238,057
48,499	Loan ID 200012	ARM	9.800%	7/1/2037	48,720
35,109	Loan ID 200016	ARM	10.375%	1/1/2031	36,864
46,899	Loan ID 200018	Fixed	7.000%	1/1/2033	49,244
97,373	Loan ID 200023	Fixed	5.875%	12/1/2050	90,810
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	215,097
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	238,669
200,432	Loan ID 200029	Fixed	6.310%	7/1/2037	204,507
319,327	Loan ID 200032	Fixed	3.130%	1/1/2051	301,158
538,048	Loan ID 200035	Fixed	4.625%	11/1/2050	558,455
151,647	Loan ID 200037	Fixed	7.800%	5/1/2035	159,229
110,411	Loan ID 200041	Fixed	4.875%	8/1/2039	115,932
38,669	Loan ID 200042	Fixed	7.000%	12/1/2037	40,602
48,179	Loan ID 200043	Fixed	6.125%	7/1/2039	50,587
49,198	Loan ID 200048	Fixed	5.500%	8/1/2039	51,658
146,484	Loan ID 200052	Fixed	5.125%	5/1/2040	153,808
51,944	Loan ID 200054	Fixed	8.250%	3/1/2039	54,541
78,678	Loan ID 200055	Fixed	10.000%	1/5/2036	78,678
118,067	Loan ID 200057	ARM	4.250%	10/1/2036	122,478
30,890	Loan ID 200060	Fixed	5.750%	8/1/2039	32,435
24,207	Loan ID 200065	ARM	9.000%	1/1/2037	25,418
189,282	Loan ID 200075	Fixed	4.250%	2/1/2042	196,083
157,505	Loan ID 200076	Fixed	4.250%	12/1/2041	146,334
23,222	Loan ID 200078	Fixed	7.000%	8/1/2036	24,383
133,180	Loan ID 200079	Fixed	5.000%	2/1/2059	119,622
64,441	Loan ID 200082	Fixed	8.250%	4/1/2040	58,128
174,975	Loan ID 200084	Fixed	7.000%	3/1/2039	151,382
190,249	Loan ID 200086	Fixed	4.250%	11/1/2050	156,197
217,471	Loan ID 200087	Fixed	6.000%	3/1/2051	204,100
116,001	Loan ID 200088	Fixed	7.000%	6/1/2039	100,266
255,324	Loan ID 200089	Fixed	3.875%	3/1/2052	212,316
270,869	Loan ID 200090	Fixed	4.500%	11/1/2036	75,482
122,666	Loan ID 200093	Fixed	5.000%	2/1/2038	128,800
70,273	Loan ID 200102	Fixed	8.250%	3/1/2040	70,556
106,968	Loan ID 200110	Fixed	8.250%	8/1/2039	112,316
68,820	Loan ID 200128	Fixed	4.710%	7/1/2037	51,612
443,278	Loan ID 200129	Fixed	4.625%	3/1/2052	389,030
25,885	Loan ID 200131	Fixed	3.875%	11/1/2027	26,381
115,278	Loan ID 200135	Fixed	4.375%	12/1/2042	119,804
118,721	Loan ID 200137	Fixed	4.500%	9/1/2042	114,022
75,172	Loan ID 200141	Fixed	4.250%	2/1/2042	76,811
118,841	Loan ID 200143	Fixed	3.000%	2/1/2037	115,800
378,353	Loan ID 200145	Fixed	4.625%	8/1/2051	339,155
94,896	Loan ID 200152	ARM	5.000%	9/1/2037	98,893
144,701	Loan ID 200158	Fixed	3.625%	12/1/2042	145,783
116,910	Loan ID 200160	Fixed	3.250%	2/1/2043	115,059
206,054	Loan ID 200162	Fixed	3.875%	7/1/2042	210,065
184,245	Loan ID 200165	Fixed	4.375%	12/1/2041	191,583
100,831	Loan ID 200168	Fixed	3.750%	10/1/2042	101,906
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 21,229	Loan ID 200169	Fixed	6.923%	9/1/2034	$ 22,290
130,209	Loan ID 200172	Fixed	7.250%	2/1/2037	136,719
84,872	Loan ID 200174	Fixed	7.340%	4/1/2037	89,116
48,928	Loan ID 200175	Fixed	9.600%	5/1/2037	51,374
25,844	Loan ID 200177	Fixed	8.000%	1/11/2022	27,136
107,045	Loan ID 200181	Fixed	7.500%	6/1/2041	83,840
69,152	Loan ID 200184	Fixed	4.375%	12/1/2042	71,763
26,600	Loan ID 200185	Fixed	5.375%	6/1/2042	27,930
50,577	Loan ID 200186	Fixed	5.125%	8/1/2042	53,106
310,706	Loan ID 200190	Fixed	3.625%	11/1/2042	313,104
153,849	Loan ID 200194	Fixed	4.750%	9/1/2041	161,542
244,190	Loan ID 200195	Fixed	3.875%	3/1/2042	248,902
94,230	Loan ID 200196	Fixed	4.500%	1/1/2043	98,336
38,498	Loan ID 200198	Fixed	5.250%	10/1/2042	40,423
265,920	Loan ID 200199	Fixed	4.000%	9/1/2042	272,367
229,024	Loan ID 200200	Fixed	3.875%	9/1/2042	230,465
41,101	Loan ID 200201	Fixed	5.125%	8/1/2041	43,156
21,258	Loan ID 200206	Fixed	3.990%	12/1/2042	21,733
43,910	Loan ID 200208	Fixed	4.250%	1/1/2043	45,427
182,259	Loan ID 200209	Fixed	3.875%	8/1/2042	185,827
51,080	Loan ID 200214	Fixed	5.750%	7/1/2039	53,634
107,230	Loan ID 200216	Fixed	5.750%	9/1/2039	112,592
135,504	Loan ID 200217	Fixed	5.250%	7/1/2040	142,279
69,182	Loan ID 200218	Fixed	4.250%	12/1/2041	71,661
187,661	Loan ID 200219	Fixed	4.250%	4/1/2043	194,269
175,548	Loan ID 200224	Fixed	4.000%	7/1/2043	180,132
76,670	Loan ID 200226	Fixed	5.250%	7/1/2041	80,504
47,575	Loan ID 200228	Fixed	4.625%	8/1/2042	49,869
136,541	Loan ID 200230	Fixed	3.500%	2/1/2043	136,619
63,873	Loan ID 200232	Fixed	3.875%	8/1/2042	65,130
110,737	Loan ID 200243	Fixed	3.750%	4/1/2043	112,020
25,008	Loan ID 200244	Fixed	5.000%	5/1/2042	26,258
188,613	Loan ID 200245	Fixed	3.875%	3/1/2043	192,234
85,126	Loan ID 200286	Fixed	4.500%	7/1/2043	88,927
94,803	Loan ID 200287	Fixed	4.375%	7/1/2043	98,471
314,527	Loan ID 200288	Fixed	4.375%	11/1/2041	327,463
191,770	Loan ID 200296	Fixed	3.250%	2/1/2043	188,777
181,422	Loan ID 200299	Fixed	3.625%	10/1/2042	182,692
114,052	Loan ID 200300	Fixed	8.400%	10/20/2037	119,755
103,630	Loan ID 200302	Fixed	9.875%	10/1/2035	108,812
127,231	Loan ID 200304	Fixed	7.250%	10/1/2033	133,593
39,621	Loan ID 200307	Fixed	6.500%	7/1/2031	41,602
36,650	Loan ID 200313	Fixed	8.500%	3/1/2028	34,320
279,774	Loan ID 200315	ARM	5.500%	6/1/2037	274,194
65,155	Loan ID 200317	Fixed	7.000%	9/1/2032	68,413
71,987	Loan ID 200326	Fixed	8.375%	10/1/2036	75,587
136,761	Loan ID 200327	Fixed	6.790%	10/26/2036	143,599
240,423	Loan ID 200330	Fixed	7.000%	8/1/2037	185,106
93,774	Loan ID 200332	Fixed	5.775%	10/1/2037	98,462
86,753	Loan ID 200334	Fixed	7.000%	1/1/2033	91,090
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 258,190	Loan ID 200335	Fixed	5.000%	11/1/2052	$ 248,973
40,550	Loan ID 200337	Fixed	7.000%	10/1/2034	42,578
46,032	Loan ID 200338	ARM	10.500%	8/1/2029	48,333
134,864	Loan ID 200339	Fixed	2.000%	10/1/2033	124,916
29,154	Loan ID 200340	Fixed	7.000%	3/1/2030	30,612
57,282	Loan ID 200348	Fixed	6.500%	7/1/2038	60,146
228,578	Loan ID 200349	Fixed	7.000%	1/1/2037	165,801
68,338	Loan ID 200352	Fixed	7.000%	8/1/2030	71,755
87,082	Loan ID 200358	Fixed	5.000%	4/1/2025	90,531
64,259	Loan ID 200361	Fixed	7.500%	1/1/2034	67,472
79,599	Loan ID 200366	Fixed	6.250%	3/1/2034	83,579
160,444	Loan ID 200368	Fixed	4.500%	4/1/2036	167,391
68,691	Loan ID 200374	ARM	8.500%	5/1/2034	68,691
176,717	Loan ID 200380	Fixed	4.220%	4/1/2049	166,769
281,103	Loan ID 200384	Fixed	5.000%	11/1/2047	263,202
137,239	Loan ID 200385	Fixed	8.250%	1/1/2040	144,100
116,927	Loan ID 200389	Fixed	4.820%	8/1/2047	38,763
191,605	Loan ID 200390	Fixed	4.780%	4/16/2047	169,725
152,330	Loan ID 200391	Fixed	4.000%	1/13/2035	155,257
62,117	Loan ID 200392	Fixed	10.000%	6/5/2034	65,223
76,320	Loan ID 200395	Fixed	4.860%	4/1/2047	73,124
68,661	Loan ID 200396	Fixed	10.000%	2/1/2036	72,094
81,552	Loan ID 200397	ARM	5.000%	9/1/2037	85,630
66,306	Loan ID 200399	Fixed	4.980%	6/1/2037	64,698
44,581	Loan ID 200403	Fixed	8.300%	10/15/2032	46,810
52,814	Loan ID 200404	Fixed	8.100%	5/1/2037	55,454
89,226	Loan ID 200405	Fixed	4.870%	12/1/2035	66,121
112,517	Loan ID 200406	Fixed	4.875%	10/1/2051	118,143
222,208	Loan ID 200407	Fixed	6.500%	4/1/2042	233,318
334,525	Loan ID 200409	Fixed	6.000%	2/1/2049	267,152
99,254	Loan ID 200411	Fixed	8.275%	6/1/2037	104,217
176,061	Loan ID 200416	Fixed	4.670%	8/1/2053	166,567
64,576	Loan ID 200417	Fixed	7.000%	5/1/2035	67,805
141,573	Loan ID 200419	Fixed	4.000%	12/19/2035	141,668
151,221	Loan ID 200420	Fixed	4.225%	4/10/2038	154,634
71,343	Loan ID 200421	Fixed	7.710%	8/1/2037	74,910
130,806	Loan ID 200422	Fixed	3.830%	8/1/2053	109,182
121,381	Loan ID 200423	Fixed	4.500%	6/1/2043	126,667
209,582	Loan ID 200430	Fixed	3.625%	7/1/2043	210,775
172,470	Loan ID 200431	Fixed	4.625%	7/1/2043	181,093
275,141	Loan ID 200432	Fixed	4.875%	5/1/2043	288,899
121,046	Loan ID 200433	Fixed	4.250%	8/1/2043	125,337
192,544	Loan ID 200435	Fixed	4.625%	11/1/2052	199,074
41,360	Loan ID 200439	Fixed	5.000%	8/1/2041	38,504
139,747	Loan ID 200445	Fixed	5.250%	2/1/2039	146,735
37,049	Loan ID 200447	Fixed	5.875%	11/4/2034	38,901
75,329	Loan ID 200448	Fixed	5.750%	5/1/2042	69,878
132,636	Loan ID 200449	Fixed	5.000%	2/1/2042	132,636
334,526	Loan ID 200451	Fixed	6.250%	7/1/2038	351,253
420	Loan ID 200453	ARM	6.000%	3/1/2026	441
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 179,599	Loan ID 200460	Fixed	7.000%	7/1/2041	$ 188,579
367,827	Loan ID 200462	Fixed	6.000%	7/1/2045	345,188
228,802	Loan ID 200465	Fixed	6.500%	7/1/2037	231,282
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	37,232
119,932	Loan ID 200469	Fixed	6.500%	7/1/2037	114,566
270,366	Loan ID 200473	Fixed	4.000%	12/1/2042	225,146
235,393	Loan ID 200474	Fixed	5.750%	11/1/2050	247,163
162,195	Loan ID 200475	Fixed	5.450%	7/1/2049	170,305
185,522	Loan ID 200476	Fixed	6.000%	9/1/2050	194,798
140,776	Loan ID 200477	Fixed	4.125%	12/1/2028	144,714
88,588	Loan ID 200482	Fixed	4.375%	11/1/2028	92,157
83,219	Loan ID 200483	Fixed	4.375%	11/1/2028	86,571
69,994	Loan ID 200485	Fixed	4.125%	2/1/2043	72,134
229,609	Loan ID 200486	Fixed	3.500%	1/1/2043	229,405
106,780	Loan ID 200489	Fixed	4.000%	3/1/2043	109,401
51,423	Loan ID 200490	Fixed	4.000%	11/1/2028	52,683
190,859	Loan ID 200491	Fixed	5.500%	10/1/2039	187,052
113,107	Loan ID 200492	Fixed	4.000%	1/1/2043	115,896
260,775	Loan ID 200494	Fixed	4.625%	10/1/2043	273,813
187,314	Loan ID 200496	Fixed	3.875%	2/1/2043	190,794
297,867	Loan ID 200497	Fixed	3.250%	4/1/2043	292,988
253,655	Loan ID 200499	Fixed	4.250%	1/1/2043	262,134
196,748	Loan ID 200500	Fixed	5.875%	2/1/2037	206,586
347,028	Loan ID 200504	Fixed	3.375%	3/1/2043	343,790
64,546	Loan ID 200507	Fixed	4.500%	9/1/2042	67,466
310,759	Loan ID 200514	Fixed	3.000%	4/1/2047	302,815
92,587	Loan ID 200515	Fixed	8.250%	2/1/2039	97,217
95,490	Loan ID 200517	Fixed	8.000%	5/1/2039	100,011
190,241	Loan ID 200518	Fixed	3.000%	12/1/2050	185,339
297,252	Loan ID 200519	Fixed	3.000%	11/1/2049	290,316
264,279	Loan ID 200525	Fixed	3.250%	12/1/2042	200,466
104,758	Loan ID 200527	Fixed	4.500%	12/1/2043	109,452
371,597	Loan ID 200529	Fixed	4.625%	2/1/2044	389,630
164,079	Loan ID 200531	Fixed	4.625%	11/1/2043	171,823
101,429	Loan ID 200532	Fixed	3.250%	7/1/2043	99,785
83,711	Loan ID 200537	Fixed	4.500%	3/1/2042	87,729
78,435	Loan ID 200540	Fixed	3.875%	2/1/2043	79,937
44,986	Loan ID 200545	Fixed	4.375%	2/1/2029	46,728
115,394	Loan ID 200546	Fixed	5.375%	12/1/2043	121,163
157,248	Loan ID 200548	Fixed	5.250%	2/1/2044	165,110
127,269	Loan ID 200564	Fixed	4.875%	5/1/2039	133,633
122,224	Loan ID 200567	Fixed	3.375%	5/1/2043	121,175
126,829	Loan ID 200571	Fixed	4.500%	7/1/2043	132,383
88,527	Loan ID 200573	Fixed	3.750%	9/1/2042	89,581
122,989	Loan ID 200574	Fixed	4.875%	1/1/2044	129,138
171,269	Loan ID 200578	Fixed	4.750%	8/1/2040	179,832
44,880	Loan ID 200579	Fixed	4.875%	5/1/2042	47,124
160,160	Loan ID 200580	Fixed	4.125%	11/1/2041	165,204
347,618	Loan ID 200582	Fixed	4.000%	11/1/2042	352,118
53,534	Loan ID 200583	Fixed	3.625%	9/1/2027	53,901
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 303,472	Loan ID 200586	Fixed	3.500%	1/1/2043	$ 303,408
233,371	Loan ID 200588	Fixed	3.750%	5/1/2042	236,628
62,097	Loan ID 200593	Fixed	3.875%	6/1/2042	63,275
212,721	Loan ID 200594	Fixed	4.250%	4/1/2043	220,508
36,005	Loan ID 200597	Fixed	5.625%	2/1/2044	37,805
174,195	Loan ID 200600	Fixed	4.625%	4/1/2044	182,904
171,535	Loan ID 200602	Fixed	3.750%	3/1/2043	173,810
15,374	Loan ID 200603	Fixed	4.125%	6/1/2043	15,806
68,084	Loan ID 200604	Fixed	3.500%	1/1/2043	68,069
139,501	Loan ID 200605	Fixed	4.875%	12/1/2043	126,816
125,059	Loan ID 200608	Fixed	4.125%	11/1/2043	128,997
117,426	Loan ID 200612	Fixed	4.500%	2/1/2043	122,736
189,683	Loan ID 200613	Fixed	3.369%	1/1/2043	188,256
95,490	Loan ID 200615	Fixed	4.250%	8/1/2043	98,848
320,565	Loan ID 200616	Fixed	4.875%	2/1/2044	336,594
213,271	Loan ID 200620	Fixed	4.250%	10/1/2043	220,864
122,660	Loan ID 200621	Fixed	3.625%	1/1/2043	123,151
67,544	Loan ID 200623	Fixed	4.375%	12/1/2042	70,175
122,983	Loan ID 200627	Fixed	4.250%	10/1/2043	127,369
156,222	Loan ID 200630	Fixed	5.250%	9/1/2043	164,033
325,746	Loan ID 200632	Fixed	5.250%	5/1/2044	342,034
212,742	Loan ID 200633	Fixed	5.125%	5/1/2044	223,379
216,401	Loan ID 200634	Fixed	4.375%	1/1/2044	225,055
137,380	Loan ID 200642	Fixed	5.000%	3/1/2044	133,441
111,256	Loan ID 200645	Fixed	5.000%	4/1/2044	116,818
133,529	Loan ID 200649	Fixed	4.375%	3/1/2044	126,434
122,083	Loan ID 200650	Fixed	4.875%	5/1/2044	127,850
216,119	Loan ID 200651	Fixed	3.625%	7/1/2043	217,315
129,995	Loan ID 200655	Fixed	3.375%	5/1/2043	128,884
143,031	Loan ID 200656	Fixed	6.875%	7/1/2037	70,579
140,356	Loan ID 200657	Fixed	4.875%	8/1/2051	147,373
168,128	Loan ID 200660	Fixed	5.875%	3/1/2038	176,535
198,551	Loan ID 200662	Fixed	5.000%	3/1/2044	208,478
65,018	Loan ID 200663	Fixed	4.750%	5/1/2044	68,269
280,528	Loan ID 200668	Fixed	3.625%	4/1/2043	282,652
146,940	Loan ID 200669	Fixed	5.250%	4/1/2044	154,287
50,753	Loan ID 200670	Fixed	4.375%	2/1/2029	52,714
223,021	Loan ID 200671	Fixed	4.625%	8/1/2043	233,928
145,664	Loan ID 200672	Fixed	3.750%	7/1/2043	147,419
291,710	Loan ID 200674	Fixed	4.500%	5/1/2044	304,525
95,126	Loan ID 200677	Fixed	3.625%	5/1/2028	95,739
435,209	Loan ID 200678	Fixed	4.375%	2/1/2044	452,215
239,818	Loan ID 200679	Fixed	5.000%	4/1/2044	210,674
179,132	Loan ID 200682	Fixed	4.875%	5/1/2044	172,752
119,317	Loan ID 200684	Fixed	4.875%	4/1/2044	125,283
216,620	Loan ID 200685	Fixed	4.875%	5/1/2044	227,451
210,681	Loan ID 200690	Fixed	4.250%	4/1/2044	218,374
230,095	Loan ID 200692	Fixed	4.625%	7/1/2044	240,886
100,443	Loan ID 200694	Fixed	4.500%	9/1/2043	104,876
44,718	Loan ID 200696	Fixed	3.750%	10/1/2042	45,344
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 85,318	Loan ID 200700	Fixed	4.250%	2/1/2044	$ 88,272
160,533	Loan ID 200701	Fixed	4.750%	6/1/2044	144,454
90,999	Loan ID 200704	Fixed	4.375%	3/1/2043	94,406
124,618	Loan ID 200708	Fixed	4.875%	2/1/2044	130,849
47,904	Loan ID 200709	Fixed	4.375%	4/1/2043	49,792
108,570	Loan ID 200710	Fixed	4.500%	7/1/2044	113,299
576,244	Loan ID 200714	Fixed	4.175%	11/1/2036	532,290
197,736	Loan ID 200716	ARM	5.240%	8/1/2037	175,105
133,947	Loan ID 200720	ARM	5.500%	4/1/2042	120,636
145,416	Loan ID 200726	Fixed	4.375%	9/1/2037	115,773
152,561	Loan ID 200727	Fixed	3.500%	7/1/2037	152,789
442,662	Loan ID 200730	ARM	4.750%	9/1/2036	332,047
188,057	Loan ID 200732	Fixed	4.125%	9/1/2027	193,551
214,851	Loan ID 200733	Fixed	3.750%	12/1/2042	217,749
95,361	Loan ID 200735	Fixed	4.500%	6/1/2044	99,612
136,647	Loan ID 200736	Fixed	4.750%	5/1/2044	131,207
165,844	Loan ID 200742	Fixed	4.250%	4/1/2043	171,391
179,262	Loan ID 200744	Fixed	3.625%	6/1/2043	180,339
425,394	Loan ID 200748	Fixed	4.750%	12/1/2043	446,664
145,507	Loan ID 200749	Fixed	4.750%	9/1/2043	145,507
56,666	Loan ID 200753	Fixed	5.250%	5/1/2044	59,499
51,570	Loan ID 200755	Fixed	4.250%	6/1/2043	53,423
179,271	Loan ID 200756	Fixed	4.875%	11/1/2043	176,139
116,915	Loan ID 200759	Fixed	3.750%	6/1/2043	118,551
160,989	Loan ID 200760	Fixed	3.750%	6/1/2043	163,104
279,884	Loan ID 200762	Fixed	3.875%	5/1/2042	285,405
143,694	Loan ID 200763	Fixed	4.250%	11/1/2043	148,645
193,008	Loan ID 200765	Fixed	4.875%	11/1/2043	202,659
458,476	Loan ID 200766	Fixed	3.625%	12/1/2042	461,926
169,106	Loan ID 200771	Fixed	4.500%	4/1/2043	162,394
229,846	Loan ID 200772	Fixed	3.750%	3/1/2043	233,025
191,542	Loan ID 200774	Fixed	3.875%	7/1/2043	195,213
41,896	Loan ID 200775	Fixed	4.250%	4/1/2043	43,337
76,488	Loan ID 200776	Fixed	4.250%	3/1/2044	79,102
50,806	Loan ID 200777	Fixed	4.750%	6/1/2044	52,633
158,623	Loan ID 200781	Fixed	4.625%	9/1/2044	165,616
133,173	Loan ID 200783	Fixed	4.750%	9/1/2044	139,831
105,932	Loan ID 200785	Fixed	4.500%	8/1/2044	110,637
214,599	Loan ID 200786	Fixed	4.625%	7/1/2044	225,329
40,972	Loan ID 200787	Fixed	4.750%	9/1/2044	43,018
122,057	Loan ID 200789	Fixed	3.750%	9/1/2044	123,596
142,980	Loan ID 200790	Fixed	4.250%	8/1/2044	148,210
192,949	Loan ID 200791	Fixed	4.875%	6/1/2044	202,596
86,702	Loan ID 200795	Fixed	6.750%	8/1/2036	91,037
68,952	Loan ID 200796	Fixed	5.880%	12/1/2053	64,338
57,232	Loan ID 200799	Fixed	4.000%	2/5/2053	55,377
62,623	Loan ID 200800	Fixed	4.000%	1/1/2053	58,673
149,784	Loan ID 200805	Fixed	4.625%	7/1/2050	119,680
155,659	Loan ID 200806	Fixed	5.000%	8/1/2049	135,748
55,509	Loan ID 200808	Fixed	4.250%	11/1/2050	28,220
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 113,896	Loan ID 200809	Fixed	5.000%	4/1/2050	$ 70,684
228,950	Loan ID 200814	Fixed	8.250%	7/1/2039	240,398
275,595	Loan ID 200817	Fixed	5.000%	1/1/2050	201,691
197,691	Loan ID 200821	Fixed	4.250%	8/1/2044	204,816
76,647	Loan ID 200823	Fixed	4.250%	9/1/2044	79,428
209,478	Loan ID 200824	Fixed	4.250%	8/1/2044	214,093
100,211	Loan ID 200826	Fixed	4.375%	9/1/2044	103,913
192,910	Loan ID 200829	Fixed	4.375%	7/1/2043	200,518
190,192	Loan ID 200830	ARM	2.875%	7/1/2044	190,166
55,397	Loan ID 200831	Fixed	4.250%	10/1/2044	57,226
320,638	Loan ID 200832	Fixed	4.250%	10/1/2044	331,799
150,678	Loan ID 200834	Fixed	4.125%	7/1/2043	155,234
310,348	Loan ID 200835	Fixed	5.000%	8/1/2043	325,865
219,500	Loan ID 200839	Fixed	5.000%	5/1/2044	230,475
281,349	Loan ID 200844	Fixed	4.500%	7/1/2043	293,943
191,213	Loan ID 200846	Fixed	4.375%	11/1/2043	199,078
172,800	Loan ID 200847	Fixed	4.750%	10/1/2044	181,440
102,008	Loan ID 200853	Fixed	5.000%	4/1/2037	107,108
182,008	Loan ID 200856	Fixed	6.500%	6/1/2042	102,063
254,162	Loan ID 200858	Fixed	4.000%	1/1/2053	221,455
159,540	Loan ID 200860	Fixed	3.875%	3/1/2052	136,612
409,019	Loan ID 200861	Fixed	3.000%	6/1/2054	256,107
238,966	Loan ID 200863	Fixed	3.380%	7/1/2052	236,602
254,126	Loan ID 200866	Fixed	3.400%	5/1/2053	253,245
108,279	Loan ID 200867	Fixed	4.370%	9/1/2053	96,742
193,030	Loan ID 200873	Fixed	4.525%	11/1/2053	76,957
179,039	Loan ID 200880	Fixed	4.250%	6/1/2043	185,322
65,496	Loan ID 200883	Fixed	3.375%	5/1/2028	64,901
82,396	Loan ID 200886	Fixed	4.250%	10/1/2044	85,279
239,400	Loan ID 200887	Fixed	4.750%	9/1/2044	251,370
194,697	Loan ID 200891	Fixed	4.250%	10/1/2044	201,285
237,350	Loan ID 200892	Fixed	3.750%	9/1/2043	240,262
210,630	Loan ID 200895	Fixed	3.875%	11/1/2043	214,780
182,731	Loan ID 200897	Fixed	4.750%	10/1/2044	191,867
320,426	Loan ID 200900	Fixed	4.375%	9/1/2044	333,723
618,979	Loan ID 200902	Fixed	4.250%	9/1/2044	641,399
383,076	Loan ID 200905	Fixed	5.375%	9/1/2044	402,230
360,898	Loan ID 200907	ARM	5.290%	8/1/2047	364,436
101,010	Loan ID 200908	Fixed	4.000%	6/1/2049	94,430
111,502	Loan ID 200909	Fixed	4.870%	3/1/2046	84,948
679,423	Loan ID 200912	Fixed	4.500%	3/1/2037	709,581
56,552	Loan ID 200913	Fixed	4.250%	5/1/2047	52,391
141,105	Loan ID 200914	Fixed	2.875%	12/1/2047	137,149
86,259	Loan ID 200916	Fixed	4.000%	10/1/2037	85,632
153,883	Loan ID 200917	Fixed	4.875%	1/1/2051	161,578
89,196	Loan ID 200921	ARM	5.625%	7/1/2051	93,656
407,689	Loan ID 200922	Fixed	3.340%	9/1/2053	415,680
494,480	Loan ID 200924	Fixed	5.500%	9/1/2051	519,204
297,271	Loan ID 200927	Fixed	3.000%	8/1/2038	290,934
112,478	Loan ID 200928	Fixed	4.800%	12/1/2036	118,101
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 152,956	Loan ID 200929	Fixed	4.625%	1/1/2043	$ 160,361
379,033	Loan ID 200931	Fixed	4.250%	12/1/2052	350,105
285,651	Loan ID 200933	Fixed	4.250%	3/1/2043	295,800
107,689	Loan ID 200934	Fixed	3.810%	1/1/2043	109,346
167,661	Loan ID 200935	Fixed	3.875%	4/1/2043	170,961
186,366	Loan ID 200940	Fixed	3.250%	2/1/2043	183,319
107,553	Loan ID 200941	Fixed	3.780%	1/1/2043	109,073
263,254	Loan ID 200942	Fixed	4.000%	4/1/2043	269,877
99,115	Loan ID 200944	Fixed	4.500%	2/1/2044	103,234
272,282	Loan ID 200947	Fixed	4.000%	2/1/2043	278,987
123,268	Loan ID 200948	Fixed	4.625%	12/1/2042	128,898
265,668	Loan ID 200949	Fixed	3.875%	4/1/2043	270,918
171,571	Loan ID 200952	Fixed	3.875%	1/1/2043	174,884
110,362	Loan ID 200953	Fixed	3.750%	12/1/2042	111,758
356,538	Loan ID 200954	Fixed	3.625%	1/1/2043	358,920
306,484	Loan ID 200955	Fixed	3.250%	5/1/2043	301,776
255,054	Loan ID 200956	Fixed	5.000%	8/1/2051	267,807
394,693	Loan ID 200959	Fixed	4.000%	11/1/2042	404,745
332,578	Loan ID 200960	Fixed	3.500%	1/1/2043	332,318
194,714	Loan ID 200962	Fixed	4.250%	10/1/2044	201,696
112,657	Loan ID 200963	Fixed	4.750%	9/1/2044	118,290
333,890	Loan ID 200964	Fixed	3.750%	7/1/2043	338,341
139,319	Loan ID 200966	Fixed	4.875%	7/1/2044	146,285
90,025	Loan ID 200968	Fixed	4.250%	11/1/2044	92,988
345,529	Loan ID 200969	Fixed	4.875%	8/1/2043	362,805
146,833	Loan ID 200974	Fixed	4.250%	10/1/2044	152,059
336,500	Loan ID 200977	Fixed	4.875%	9/1/2044	353,325
192,378	Loan ID 200983	Fixed	4.375%	8/1/2044	200,005
109,205	Loan ID 200987	Fixed	4.625%	10/1/2044	114,502
173,085	Loan ID 200989	Fixed	3.750%	6/1/2029	174,843
159,974	Loan ID 200993	Fixed	2.004%	7/15/2049	144,313
53,442	Loan ID 200996	Fixed	2.500%	8/1/2048	42,658
351,959	Loan ID 200998	Fixed	3.875%	12/1/2050	353,224
122,965	Loan ID 201005	Fixed	4.750%	7/1/2041	129,114
40,865	Loan ID 201006	Fixed	6.875%	3/1/2038	42,908
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
75,735	Loan ID 201010	Fixed	5.500%	4/1/2039	79,522
44,121	Loan ID 201012	Fixed	7.500%	12/1/2038	46,327
53,626	Loan ID 201013	Fixed	7.500%	12/1/2038	47,137
99,799	Loan ID 201016	Fixed	6.500%	2/1/2036	104,788
73,005	Loan ID 201022	ARM	4.500%	5/1/2037	60,979
133,232	Loan ID 201023	Fixed	6.450%	2/1/2036	126,956
102,870	Loan ID 201027	ARM	9.538%	3/1/2037	108,013
98,412	Loan ID 201030	Fixed	5.000%	7/1/2042	103,333
135,613	Loan ID 201032	Fixed	4.500%	11/1/2044	122,790
272,771	Loan ID 201033	Fixed	4.125%	12/1/2044	281,433
85,068	Loan ID 201036	Fixed	4.375%	12/1/2044	88,400
66,208	Loan ID 201037	Fixed	8.250%	7/1/2039	69,519
88,061	Loan ID 201041	Fixed	3.750%	11/1/2052	81,038
108,989	Loan ID 201043	Fixed	4.000%	4/1/2039	105,165
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 168,940	Loan ID 201044	Fixed	4.870%	3/29/2037	$ 177,387
102,253	Loan ID 201045	Fixed	3.375%	7/1/2037	89,259
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	177,203
105,857	Loan ID 201047	Fixed	3.625%	4/1/2053	101,440
63,407	Loan ID 201053	Fixed	3.860%	7/1/2053	64,561
201,895	Loan ID 201054	Fixed	2.400%	5/17/2050	182,515
566,715	Loan ID 201056	Fixed	3.000%	7/1/2054	500,326
159,208	Loan ID 201057	Fixed	4.000%	1/1/2050	142,915
121,391	Loan ID 201058	Fixed	4.250%	8/1/2037	125,587
102,373	Loan ID 201060	ARM	4.500%	7/1/2035	90,353
84,476	Loan ID 201061	Fixed	5.000%	2/1/2050	73,224
113,261	Loan ID 201062	Fixed	3.100%	4/1/2047	111,068
119,501	Loan ID 201063	Fixed	4.000%	9/1/2047	109,166
221,008	Loan ID 201066	Fixed	4.250%	12/1/2046	228,531
417,794	Loan ID 201067	Fixed	4.750%	1/1/2044	438,684
65,392	Loan ID 201069	Fixed	4.625%	12/1/2044	68,593
89,939	Loan ID 201072	Fixed	3.500%	3/1/2028	89,986
91,267	Loan ID 201075	Fixed	4.375%	10/1/2044	94,866
219,892	Loan ID 201084	Fixed	5.000%	8/1/2038	211,491
140,740	Loan ID 201086	Fixed	4.625%	11/1/2044	147,777
151,230	Loan ID 201091	Fixed	4.125%	1/1/2045	155,312
241,506	Loan ID 201092	Fixed	5.250%	4/1/2046	232,101
132,227	Loan ID 201093	Fixed	4.125%	2/1/2045	99,868
138,331	Loan ID 201094	Fixed	4.550%	3/1/2044	144,274
334,043	Loan ID 201101	Fixed	4.625%	3/1/2045	350,126
144,386	Loan ID 201103	ARM	3.750%	5/1/2044	145,800
152,704	Loan ID 201104	Fixed	4.375%	4/1/2045	158,622
72,647	Loan ID 201107	Fixed	5.150%	2/1/2036	76,279
150,051	Loan ID 201108	Fixed	4.750%	2/1/2054	85,906
489,978	Loan ID 201110	ARM	5.500%	4/1/2037	402,766
157,534	Loan ID 201111	Fixed	4.875%	4/1/2050	102,446
227,844	Loan ID 201112	Fixed	4.750%	8/1/2037	239,236
76,801	Loan ID 201113	Fixed	5.750%	12/1/2052	80,641
116,505	Loan ID 201114	Fixed	8.087%	5/1/2054	80,752
491,174	Loan ID 201115	Fixed	4.000%	2/1/2051	406,216
83,984	Loan ID 201121	Fixed	4.125%	10/1/2037	81,462
82,726	Loan ID 201122	Fixed	4.750%	11/1/2048	80,067
228,748	Loan ID 201124	Fixed	4.750%	4/1/2040	240,185
76,419	Loan ID 201127	ARM	4.250%	4/1/2037	71,802
111,935	Loan ID 201130	Fixed	4.850%	12/1/2037	117,296
115,206	Loan ID 201131	Fixed	8.250%	5/1/2053	120,967
165,143	Loan ID 201132	Fixed	4.250%	7/1/2037	144,333
191,224	Loan ID 201134	Fixed	4.000%	10/1/2053	173,793
51,078	Loan ID 201138	Fixed	4.250%	3/1/2034	52,710
157,161	Loan ID 201139	Fixed	3.000%	11/1/2053	121,372
144,357	Loan ID 201140	Fixed	4.870%	1/1/2038	151,575
82,720	Loan ID 201143	Fixed	3.500%	11/1/2037	72,972
127,419	Loan ID 201146	Fixed	4.875%	8/1/2054	121,549
106,030	Loan ID 201147	Fixed	4.125%	11/1/2051	99,892
90,489	Loan ID 201148	Fixed	3.950%	10/1/2042	92,379
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	$ 142,693
90,813	Loan ID 201155	Fixed	4.000%	11/1/2053	60,952
62,070	Loan ID 201156	Fixed	5.000%	4/1/2050	50,496
281,441	Loan ID 201157	Fixed	4.000%	3/1/2055	288,215
197,290	Loan ID 201160	Fixed	4.920%	10/1/2049	147,003
370,593	Loan ID 201163	Fixed	4.750%	12/1/2049	255,404
160,309	Loan ID 201164	Fixed	4.250%	11/1/2051	165,483
104,679	Loan ID 201165	Fixed	4.750%	1/1/2044	109,913
418,939	Loan ID 201168	Fixed	3.875%	4/1/2052	383,889
100,246	Loan ID 201169	Fixed	5.934%	9/1/2037	69,947
60,450	Loan ID 201170	Fixed	4.375%	7/1/2037	62,836
104,410	Loan ID 201173	Fixed	4.280%	11/1/2047	59,068
139,915	Loan ID 201174	Fixed	4.750%	1/1/2053	146,911
130,475	Loan ID 201176	Fixed	4.250%	8/1/2053	134,740
294,124	Loan ID 201179	Fixed	4.750%	5/1/2051	241,836
277,052	Loan ID 201181	Fixed	4.500%	4/1/2034	288,348
128,341	Loan ID 201183	Fixed	3.500%	10/1/2052	127,137
60,717	Loan ID 201184	Fixed	4.000%	6/1/2049	62,107
249,927	Loan ID 201185	Fixed	7.250%	10/1/2053	262,423
78,105	Loan ID 201187	Fixed	4.000%	11/1/2048	43,244
601,025	Loan ID 201196	Fixed	4.000%	11/1/2036	532,303
180,028	Loan ID 201197	Fixed	6.500%	4/1/2049	189,029
320,865	Loan ID 201199	Fixed	5.125%	11/1/2046	336,908
429,008	Loan ID 201204	Fixed	3.750%	4/1/2045	433,910
141,201	Loan ID 201205	Fixed	4.625%	1/1/2045	148,165
123,939	Loan ID 201206	Fixed	3.990%	4/1/2045	126,846
406,534	Loan ID 201207	Fixed	4.625%	8/1/2051	419,381
110,225	Loan ID 201208	Fixed	4.625%	4/1/2045	115,161
171,147	Loan ID 201209	Fixed	4.250%	4/1/2045	177,341
359,067	Loan ID 201212	Fixed	4.625%	10/1/2058	376,297
189,121	Loan ID 201213	Fixed	4.875%	8/1/2044	198,577
514,523	Loan ID 201214	ARM	3.750%	9/1/2043	519,057
119,842	Loan ID 201218	Fixed	4.125%	1/1/2045	121,528
60,812	Loan ID 201221	Fixed	3.250%	5/1/2043	60,567
46,221	Loan ID 201222	Fixed	5.125%	1/1/2045	48,532
184,415	Loan ID 201223	Fixed	3.875%	4/1/2030	191,390
55,352	Loan ID 201226	Fixed	5.000%	3/1/2045	58,120
46,944	Loan ID 201229	Fixed	3.250%	7/1/2024	47,221
246,025	Loan ID 201233	Fixed	4.500%	12/1/2044	256,009
223,180	Loan ID 201237	Fixed	3.750%	5/1/2045	226,102
150,898	Loan ID 201240	Fixed	4.250%	10/1/2045	155,301
283,069	Loan ID 201241	Fixed	4.375%	7/1/2045	294,754
216,729	Loan ID 201242	Fixed	4.625%	11/1/2044	226,242
105,598	Loan ID 201243	Fixed	4.625%	11/1/2045	110,456
382,952	Loan ID 201244	Fixed	4.500%	6/1/2045	399,260
108,963	Loan ID 201245	Fixed	4.750%	8/1/2044	114,411
96,603	Loan ID 201248	Fixed	4.875%	7/1/2044	101,433
465,574	Loan ID 201249	Fixed	4.625%	3/1/2059	441,069
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	154,364
229,200	Loan ID 201255	ARM	9.125%	6/1/2035	240,660
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 14,570	Loan ID 201256	ARM	10.500%	10/1/2021	$ 15,294
229,206	Loan ID 201257	Fixed	4.500%	5/1/2044	238,212
87,157	Loan ID 201258	Fixed	4.500%	6/1/2045	80,293
165,208	Loan ID 201260	Fixed	4.750%	9/1/2045	173,217
48,105	Loan ID 201263	Fixed	4.750%	10/1/2045	45,868
343,783	Loan ID 201265	Fixed	4.750%	6/1/2045	360,972
140,103	Loan ID 201266	Fixed	4.500%	2/1/2046	145,670
145,211	Loan ID 201270	Fixed	4.125%	2/1/2045	149,367
244,051	Loan ID 201271	Fixed	4.500%	6/1/2045	222,512
134,484	Loan ID 201272	Fixed	4.750%	11/1/2044	141,208
231,637	Loan ID 201273	Fixed	4.500%	12/1/2045	241,079
208,424	Loan ID 201274	Fixed	4.125%	10/1/2045	213,988
184,191	Loan ID 201278	Fixed	3.750%	12/1/2045	182,904
356,533	Loan ID 201280	Fixed	4.500%	4/1/2046	370,769
125,229	Loan ID 201282	Fixed	5.250%	1/1/2046	131,490
106,538	Loan ID 201283	Fixed	4.250%	11/1/2045	109,457
112,687	Loan ID 201284	Fixed	3.625%	2/1/2029	115,920
27,806	Loan ID 201285	Fixed	4.625%	11/1/2028	29,072
105,961	Loan ID 201286	Fixed	4.375%	12/1/2045	110,008
81,497	Loan ID 201289	Fixed	4.000%	3/1/2045	83,160
238,806	Loan ID 201290	Fixed	4.750%	7/1/2045	250,746
293,503	Loan ID 201291	Fixed	5.000%	8/1/2045	308,179
119,364	Loan ID 201294	Fixed	4.625%	2/1/2046	124,591
735,138	Loan ID 201296	Fixed	4.250%	2/1/2046	756,198
326,759	Loan ID 201297	Fixed	4.875%	8/1/2045	343,097
70,175	Loan ID 201301	Fixed	4.550%	10/1/2044	73,147
130,418	Loan ID 201302	Fixed	4.250%	5/1/2045	134,678
217,393	Loan ID 201304	Fixed	4.125%	2/1/2046	223,501
142,907	Loan ID 201305	Fixed	4.625%	8/1/2044	149,579
112,453	Loan ID 201306	Fixed	3.875%	9/1/2045	112,491
169,582	Loan ID 201307	Fixed	4.250%	10/1/2048	174,898
60,213	Loan ID 201308	Fixed	4.625%	11/1/2045	62,746
156,248	Loan ID 201309	Fixed	4.000%	9/1/2045	157,594
311,088	Loan ID 201313	Fixed	4.625%	1/1/2046	324,593
108,683	Loan ID 201315	Fixed	4.375%	9/1/2045	112,428
156,523	Loan ID 201316	Fixed	4.500%	2/1/2046	133,429
165,989	Loan ID 201319	Fixed	4.375%	10/1/2045	169,865
131,738	Loan ID 201324	Fixed	5.250%	4/1/2046	138,325
170,383	Loan ID 201326	Fixed	4.625%	3/1/2046	177,725
185,030	Loan ID 201328	Fixed	4.250%	11/1/2045	106,960
260,911	Loan ID 201330	Fixed	4.375%	6/1/2046	270,718
335,320	Loan ID 201333	Fixed	3.875%	1/1/2046	339,849
187,046	Loan ID 201335	Fixed	4.750%	1/1/2046	195,544
184,505	Loan ID 201336	Fixed	4.750%	1/1/2046	159,515
402,340	Loan ID 201339	Fixed	4.625%	7/1/2045	382,292
140,067	Loan ID 201342	Fixed	4.750%	7/1/2045	147,070
82,670	Loan ID 201343	Fixed	4.250%	11/1/2045	85,295
70,929	Loan ID 201344	Fixed	5.000%	7/1/2044	74,476
131,292	Loan ID 201345	Fixed	4.125%	5/1/2045	132,904
233,293	Loan ID 201350	Fixed	4.000%	6/1/2045	130,224
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 67,674	Loan ID 201352	Fixed	4.875%	3/1/2045	$ 71,057
486,970	Loan ID 201354	Fixed	3.375%	7/1/2046	510,991
130,865	Loan ID 201355	Fixed	5.250%	12/1/2045	137,408
145,835	Loan ID 201358	Fixed	4.875%	7/1/2045	140,061
140,753	Loan ID 201361	Fixed	5.250%	7/1/2044	147,790
108,814	Loan ID 201364	Fixed	3.875%	4/1/2046	108,766
330,268	Loan ID 201365	Fixed	4.250%	10/1/2045	339,974
46,652	Loan ID 201368	Fixed	5.125%	2/1/2045	48,984
177,011	Loan ID 201370	Fixed	4.250%	7/1/2046	164,365
97,799	Loan ID 201371	Fixed	4.125%	4/1/2046	100,172
252,548	Loan ID 201372	Fixed	4.625%	8/1/2046	262,559
152,691	Loan ID 201373	Fixed	5.125%	4/1/2046	160,325
140,598	Loan ID 201375	Fixed	4.500%	6/1/2045	126,080
278,727	Loan ID 201377	Fixed	3.875%	5/1/2046	283,090
66,127	Loan ID 201379	Fixed	5.000%	10/1/2045	69,433
306,103	Loan ID 201381	Fixed	4.875%	7/1/2045	321,408
131,011	Loan ID 201383	Fixed	4.125%	12/1/2045	137,562
76,592	Loan ID 201384	Fixed	4.375%	10/1/2045	80,422
135,526	Loan ID 201385	Fixed	4.625%	12/1/2045	141,179
68,446	Loan ID 201386	Fixed	5.250%	5/1/2046	71,868
229,864	Loan ID 201390	Fixed	5.125%	9/1/2045	241,357
385,949	Loan ID 201391	Fixed	5.125%	10/1/2045	405,247
163,750	Loan ID 201392	Fixed	3.750%	2/1/2046	146,826
421,800	Loan ID 201393	Fixed	3.750%	4/1/2056	441,646
75,385	Loan ID 201394	Fixed	6.700%	6/1/2034	79,154
83,409	Loan ID 201395	Fixed	6.300%	7/1/2044	78,829
258,453	Loan ID 201397	Fixed	4.125%	1/1/2046	265,314
83,765	Loan ID 201400	Fixed	4.750%	7/1/2044	87,953
88,322	Loan ID 201401	Fixed	4.750%	10/1/2044	92,738
91,566	Loan ID 201403	Fixed	4.750%	8/1/2044	79,147
131,561	Loan ID 201404	Fixed	4.750%	10/1/2044	113,947
69,855	Loan ID 201405	Fixed	5.250%	8/1/2044	73,348
53,355	Loan ID 201406	Fixed	4.250%	6/1/2046	54,844
235,990	Loan ID 201407	Fixed	4.875%	1/1/2046	247,789
159,434	Loan ID 201411	Fixed	4.750%	12/1/2045	167,406
139,031	Loan ID 201412	Fixed	5.750%	12/1/2045	135,505
329,301	Loan ID 201413	Fixed	4.500%	7/1/2045	211,893
72,037	Loan ID 201414	Fixed	4.250%	7/1/2044	74,459
55,314	Loan ID 201415	Fixed	8.000%	4/1/2034	58,080
59,289	Loan ID 201417	Fixed	6.000%	8/1/2037	62,253
40,896	Loan ID 201419	Fixed	10.000%	11/1/2033	42,940
55,832	Loan ID 201422	Fixed	4.625%	10/1/2046	57,848
668,950	Loan ID 201423	ARM	3.875%	6/1/2045	695,806
644,796	Loan ID 201425	Fixed	3.875%	4/1/2046	654,769
307,082	Loan ID 201426	Fixed	4.875%	3/1/2044	322,436
523,081	Loan ID 201428	ARM	3.250%	4/1/2045	524,163
191,640	Loan ID 201431	Fixed	4.875%	5/1/2045	180,791
274,209	Loan ID 201432	Fixed	5.000%	8/1/2046	287,843
95,950	Loan ID 201434	Fixed	4.375%	6/1/2046	99,325
88,202	Loan ID 201436	Fixed	4.375%	5/1/2045	91,623
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	$ 46,627
175,334	Loan ID 201439	Fixed	5.000%	12/1/2045	184,101
311,411	Loan ID 201440	Fixed	4.625%	7/1/2046	153,515
97,611	Loan ID 201441	Fixed	4.750%	10/1/2045	101,806
291,713	Loan ID 201442	Fixed	4.875%	12/1/2045	304,736
538,893	Loan ID 201443	Fixed	3.875%	8/1/2046	546,402
50,008	Loan ID 201444	Fixed	4.500%	11/1/2044	52,003
246,643	Loan ID 201447	Fixed	4.875%	10/1/2044	258,975
90,521	Loan ID 201449	Fixed	4.000%	8/1/2044	92,638
218,046	Loan ID 201451	Fixed	4.250%	6/1/2045	225,412
183,798	Loan ID 201453	Fixed	5.250%	9/1/2046	192,988
183,798	Loan ID 201454	Fixed	5.250%	9/1/2046	192,988
180,711	Loan ID 201455	Fixed	4.500%	5/1/2046	187,928
202,929	Loan ID 201456	Fixed	4.125%	7/1/2046	208,185
229,767	Loan ID 201458	Fixed	3.875%	9/1/2046	229,271
153,796	Loan ID 201460	Fixed	4.250%	7/1/2045	158,854
263,277	Loan ID 201461	Fixed	4.125%	12/1/2044	269,948
462,403	Loan ID 201463	Fixed	4.750%	11/1/2044	485,240
292,298	Loan ID 201464	Fixed	4.375%	6/1/2045	273,994
99,338	Loan ID 201465	Fixed	5.125%	12/1/2044	104,305
45,075	Loan ID 201467	Fixed	5.250%	3/1/2044	47,328
274,172	Loan ID 201470	Fixed	4.375%	10/1/2044	284,384
219,100	Loan ID 201471	Fixed	4.500%	1/1/2045	228,103
145,526	Loan ID 201472	Fixed	4.000%	11/1/2044	149,238
299,495	Loan ID 201473	Fixed	4.500%	2/1/2045	312,562
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	65,053
132,579	Loan ID 201476	ARM	8.500%	2/1/2037	132,579
81,983	Loan ID 201477	Fixed	6.750%	11/1/2036	86,082
104,451	Loan ID 201478	Fixed	4.625%	10/1/2045	109,363
155,414	Loan ID 201480	Fixed	4.250%	11/1/2045	160,607
132,207	Loan ID 201482	Fixed	4.625%	6/1/2045	137,732
289,202	Loan ID 201483	Fixed	4.125%	12/1/2045	266,018
74,475	Loan ID 201484	Fixed	4.500%	10/1/2046	77,148
61,221	Loan ID 201485	Fixed	5.750%	3/1/2038	64,282
161,986	Loan ID 201487	Fixed	4.625%	2/1/2052	170,086
89,778	Loan ID 201489	Fixed	4.750%	3/1/2046	94,035
104,427	Loan ID 201490	Fixed	4.750%	9/1/2045	109,219
218,632	Loan ID 201491	Fixed	4.250%	2/1/2046	224,890
372,271	Loan ID 201492	Fixed	4.625%	1/1/2047	352,300
77,126	Loan ID 201499	Fixed	4.750%	5/1/2045	80,983
104,126	Loan ID 201502	Fixed	5.250%	4/1/2044	109,333
145,744	Loan ID 201503	Fixed	5.000%	7/1/2046	152,647
446,696	Loan ID 201504	Fixed	4.500%	7/1/2045	406,939
90,871	Loan ID 201505	ARM	5.750%	9/1/2046	94,739
298,757	Loan ID 201506	Fixed	5.000%	2/1/2047	308,703
217,548	Loan ID 201508	Fixed	5.000%	2/1/2047	225,645
230,935	Loan ID 201509	Fixed	5.000%	12/1/2046	221,320
77,687	Loan ID 201511	Fixed	4.375%	1/1/2046	80,206
121,751	Loan ID 201513	Fixed	4.000%	1/1/2046	124,526
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 135,337	Loan ID 201515	Fixed	5.125%	4/1/2047	$ 141,443
135,141	Loan ID 201516	Fixed	3.875%	4/1/2046	137,236
316,026	Loan ID 201517	Fixed	4.625%	6/1/2046	331,131
400,619	Loan ID 201518	Fixed	4.875%	1/1/2047	420,136
93,509	Loan ID 201519	Fixed	4.750%	9/1/2045	98,185
79,200	Loan ID 201522	Interest Only	9.750%	5/1/2018*	77,616
79,971	Loan ID 201523	Fixed	5.125%	7/1/2045	83,970
310,185	Loan ID 201525	ARM	7.500%	9/1/2046	257,475
151,565	Loan ID 201526	Fixed	5.250%	9/1/2044	145,445
486,449	Loan ID 201533	Fixed	4.750%	5/1/2046	463,714
43,479	Loan ID 201534	Fixed	4.875%	5/1/2047	45,159
326,633	Loan ID 201535	Fixed	4.875%	8/1/2047	342,284
464,665	Loan ID 201536	Fixed	3.375%	4/1/2045	404,406
159,698	Loan ID 201544	Fixed	3.750%	9/1/2047	162,092
268,185	Loan ID 201545	Fixed	4.000%	9/1/2047	276,532
149,500	Loan ID 201549	Interest Only	12.500%	10/1/2019*	147,258
140,025	Loan ID 201550	Fixed	5.000%	2/1/2047	147,026
198,419	Loan ID 201551	Fixed	4.500%	2/1/2047	141,790
134,609	Loan ID 201552	Fixed	4.000%	8/1/2047	141,257
46,909	Loan ID 201556	Fixed	4.990%	12/1/2047	47,881
130,440	Loan ID 201558	Fixed	4.500%	8/1/2047	134,634
97,901	Loan ID 201562	Fixed	4.625%	5/1/2047	101,497
171,880	Loan ID 201563	Fixed	5.875%	12/1/2047	180,360
108,946	Loan ID 201579	Fixed	4.750%	12/1/2036	111,743
84,573	Loan ID 201581	Fixed	4.125%	10/1/2046	85,313
86,680	Loan ID 201583	Fixed	5.250%	8/1/2047	89,899
45,782	Loan ID 201585	Fixed	5.500%	3/1/2048	46,714
381,116	Loan ID 201586	Fixed	4.625%	5/1/2047	395,308
312,757	Loan ID 201587	Fixed	4.375%	1/1/2048	296,351
328,139	Loan ID 201588	Fixed	5.125%	2/1/2048	309,054
63,638	Loan ID 201589	Fixed	5.375%	6/1/2048	65,695
138,624	Loan ID 201590	Fixed	5.200%	5/1/2048	75,348
313,993	Loan ID 201591	Fixed	5.375%	8/1/2048	298,173
75,000	Loan ID 201593	Interest Only	13.500%	2/1/2020	72,750
365,500	Loan ID 201594	Interest Only	11.250%	6/1/2019*	360,018
67,179	Loan ID 201598	Fixed	6.000%	1/1/2037	63,061
339,183	Loan ID 201599	Fixed	5.000%	7/1/2038	260,640
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	16,292
35,931	Loan ID 201602	Fixed	5.000%	4/20/2032	37,728
59,176	Loan ID 201604	Fixed	8.500%	1/1/2048	62,135
73,607	Loan ID 201605	Fixed	8.750%	3/1/2048	77,287
89,380	Loan ID 201606	Fixed	9.990%	5/1/2048	93,051
57,642	Loan ID 201607	Fixed	9.990%	5/1/2048	15,822
66,345	Loan ID 201608	Fixed	9.990%	6/1/2048	61,586
43,248	Loan ID 201610	Fixed	9.990%	7/1/2048	45,410
59,266	Loan ID 201611	Fixed	9.990%	7/1/2048	62,230
255,000	Loan ID 201612	Interest Only	12.000%	9/1/2019	252,450
33,750	Loan ID 201614	Interest Only	12.000%	12/1/2019*	33,075
498,183	Loan ID 201615	Fixed	10.500%	1/1/2021	495,692
480,788	Loan ID 201616	Interest Only	9.990%	1/1/2020	478,384
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 163,121	Loan ID 201617	Fixed	9.750%	2/1/2022	$ 161,490
97,527	Loan ID 201622	Fixed	9.750%	3/1/2021	96,552
31,775	Loan ID 201623	Fixed	9.950%	10/11/2031	33,364
33,255	Loan ID 201624	Fixed	11.000%	7/22/2028	33,484
41,984	Loan ID 201626	Fixed	8.950%	5/18/2035	44,083
43,295	Loan ID 201627	Fixed	10.450%	2/19/2047	45,459
44,537	Loan ID 201628	Fixed	11.000%	9/25/2032	44,537
44,366	Loan ID 201629	Fixed	11.000%	3/6/2033	46,585
46,051	Loan ID 201630	Fixed	9.950%	1/28/2020	46,461
46,077	Loan ID 201631	Fixed	9.950%	7/25/2031	48,381
50,226	Loan ID 201632	Fixed	11.000%	10/13/2041	52,738
55,082	Loan ID 201633	Fixed	11.000%	12/2/2032	57,836
63,928	Loan ID 201634	Fixed	7.950%	2/28/2048	63,928
65,679	Loan ID 201635	Fixed	9.950%	3/14/2046	68,963
83,792	Loan ID 201636	Fixed	9.450%	5/13/2031	87,981
99,122	Loan ID 201637	Fixed	11.000%	5/22/2045	104,078
143,142	Loan ID 201638	Fixed	8.500%	9/19/2044	150,299
325,902	Loan ID 201639	Fixed	5.000%	9/1/2048	337,025
345,871	Loan ID 201640	Fixed	5.125%	4/1/2049	312,999
158,632	Loan ID 201641	Fixed	10.500%	6/1/2020	111,082
420,000	Loan ID 201642	Interest Only	12.000%	4/1/2021	431,734
285,000	Loan ID 201644	Interest Only	10.000%	2/1/2021	273,703
671,636	Loan ID 201645	Fixed	8.000%	7/1/2020	427,543
43,148	Loan ID 201647	Fixed	6.000%	10/1/2031	40,803
40,963	Loan ID 201648	Fixed	7.150%	8/14/2030	43,011
63,130	Loan ID 201649	Fixed	4.800%	2/20/2030	43,895
39,055	Loan ID 201650	Fixed	7.000%	11/14/2031	41,007
49,976	Loan ID 201651	Fixed	7.000%	12/1/2036	42,452
246,567	Loan ID 201652	Fixed	5.000%	10/1/2036	258,895
201,178	Loan ID 201653	Fixed	4.250%	6/1/2048	170,001
447,208	Loan ID 201654	Fixed	4.875%	7/1/2049	453,617
148,786	Loan ID 201655	Fixed	7.700%	1/1/2049	156,225
126,667	Loan ID 201656	Fixed	4.625%	6/1/2049	126,543
248,200	Loan ID 201657	Fixed	5.250%	11/1/2048	231,335
419,764	Loan ID 201658	Fixed	5.500%	9/1/2048	417,665
269,630	Loan ID 201659	Fixed	4.875%	5/1/2049	265,831
86,061	Loan ID 201661	Fixed	5.500%	8/1/2049	84,311
132,252	Loan ID 201662	Fixed	5.375%	9/1/2048	128,615
430,965	Loan ID 201663	Fixed	4.750%	10/1/2048	387,869
20,624	Loan ID 201664	Fixed	10.000%	8/1/2033	20,624
42,591	Loan ID 201665	Fixed	9.990%	8/1/2048	44,721
19,844	Loan ID 201666	Fixed	10.000%	6/1/2048	20,836
17,845	Loan ID 201667	Fixed	10.000%	7/1/2033	18,325
16,727	Loan ID 201668	Fixed	9.750%	11/1/2033	17,563
56,885	Loan ID 201670	Fixed	8.000%	9/15/2048	59,729
22,921	Loan ID 201671	Fixed	9.000%	9/15/2048	22,922
21,557	Loan ID 201672	Fixed	9.900%	10/15/2048	21,557
51,999	Loan ID 201673	Fixed	9.990%	6/1/2048	54,137
24,084	Loan ID 201674	Fixed	9.900%	12/1/2048	25,288
67,807	Loan ID 201675	Fixed	9.750%	2/1/2049	71,197
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 99.9%
$ 112,526	Loan ID 201676	Fixed	9.625%	10/1/2048	$ 115,738
80,827	Loan ID 201677	Fixed	9.250%	11/1/2048	84,868
25,735	Loan ID 201678	Fixed	10.000%	8/1/2048	22,025
43,919	Loan ID 201679	Fixed	7.700%	3/1/2047	46,116
39,750	Loan ID 201680	Fixed	9.900%	9/15/2048	40,379
34,691	Loan ID 201681	Fixed	9.000%	6/1/2048	36,424
178,181	Loan ID 201682	Fixed	5.000%	7/1/2048	125,612
493,738	Loan ID 201683	Fixed	4.875%	12/1/2048	514,980
414,350	Loan ID 201684	Fixed	4.500%	8/1/2049	391,132
292,040	Loan ID 201685	Fixed	5.500%	2/1/2049	296,637
103,303	Loan ID 201686	Fixed	4.250%	7/1/2049	84,232
108,625	Loan ID 201687	Fixed	6.180%	7/1/2048	96,676
389,854	Loan ID 201688	Fixed	7.250%	5/1/2037	409,347
212,234	Loan ID 201689	Fixed	4.500%	4/1/2049	209,290
505,900	Loan ID 201690	Fixed	5.000%	9/1/2049	498,311
59,973	Loan ID 201691	Fixed	9.000%	11/1/2049	59,973
210,872	Loan ID 201692	Fixed	8.000%	11/1/2029	210,872
133,500	Loan ID 201693	Interest Only	10.000%	9/1/2020	133,500
64,903	Loan ID 201694	Fixed	9.000%	9/1/2024	64,903
304,965	Loan ID 201695	Fixed	8.000%	9/1/2021	304,965
66,359	Loan ID 201696	Fixed	5.125%	10/1/2048	57,732
126,689	Loan ID 201697	Fixed	6.125%	4/1/2049	98,818
83,998	Loan ID 201698	Fixed	4.375%	12/1/2047	66,359
269,611	Loan ID 201699	Fixed	5.522%	9/1/2049	264,219
327,850	Loan ID 201700	Fixed	6.125%	6/1/2049	298,344
63,611	Loan ID 201701	Fixed	5.000%	8/1/2049	56,614
571,444	Loan ID 201702	Fixed	6.125%	11/1/2048	571,444
131,208,597	TOTAL MORTGAGE NOTES (Cost - $108,786,708)				128,493,302

	TOTAL INVESTMENTS (Cost - $108,786,708) - 99.9%				$ 128,493,302
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				134,791
	NET ASSETS - 100.0%				$ 128,628,093

* Past maturity date, loan in loss mitigation
ARM - Adjustable Rate Mortgage

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2019

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended December 31, 2019, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a at least monthly basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and at least monthly market adjustments produced a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2019

The valuation inputs and subsequent output are reviewed and maintained on a monthly basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored at least monthly relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 128,493,302	$ 128,493,302
Total	$ -	$ -	$ 128,493,302	$ 128,493,302

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2019

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 129,194,075	$ 440,909	$ 129,634,984
Net realized gain (loss)	738,832	(73,332)	665,500
Change in unrealized appreciation	(1,486,581)	47,610	(1,438,971)
Cost of purchases	5,385,696	-	5,385,696
Proceeds from sales and principal paydowns	(5,473,828)	(415,187)	(5,889,015)
Purchase discount amortization	135,108	-	135,108
Net Transfers within level 3	-	-	-
Ending balance	$ 128,493,302	$ -	$ 128,493,302

The total change in unrealized appreciation attributable to Level 3 investments still held at December 31, 2019 is $(1,154,918).

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2019. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 128,493,302	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 93.9%	13.8%
			Delinquency	0 - 698 days	20 days
			Loan-to-Value	1 - 5062%	81.7%
			Discount rate	1.1 - 14.3%	4.2%
Closing Balance	$ 128,493,302

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 108,786,708	$ 21,258,571	$ 1,551,977	$ 19,706,594

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael D. Cohen

Michael D. Cohen, President/Principal Executive Officer

Date 3/2/2020

By (Signature and Title)

/s/ Robert Chapman

Robert Chapman, Treasurer/Principal Financial Officer

Date 3/2/2020